(35) NON-CASH TRANSACTION	12 Months Ended
Dec. 31, 2017
Non-cash Transaction
NON-CASH TRANSACTION
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Transactions resulting from business combinations
Borrowings and debentures	-	(1,156,621)	-
Concession financial asset	(12,338)	876,281	-
Intangible assets	(22,165)	1,870,268	-
Property, plant and equipment	(4,800)	-	-
Other net assets acquired	-	1,911	-
	(39,303)	1,591,839	-
Cash and cash equivalents acquired in the business combination	-	(95,164)	-
Consideration paid in the acquisition, net	(39,303)	1,496,675	-

Other transactions
Capital increase through earnings reserve	-	392,272	554,888
Escrow deposits to property, plant and equipment	4	3,418	-
Interest capitalized in property, plant and equipment	29,817	54,733	34,212
Interest capitalized in concession financial asset - distribution infrastructure	20,726	13,349	11,358
Reversal of contingencies against intangible assets	-	7,591	-
Repayment of intercompany loans with noncontrolling shareholders' dividends	259	-	-
Provision for socio environmental costscapitalized in property, plant and equipment	41,213	-	-
Transfers between property, plant and equipment and other assets	32,600	14,592	2,928

The balances disclosed in the "Transactions resulting from business combination" lines refer to the complementary amounts related to the acquisition of RGE Sul, which was provisionally recorded at December 31, 2016, according to note 14.3.